2017 Mandatory Exchangeable Trust
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Maturity Date	Par Value	Amortized Cost	Fair Value

Stripped United States Treasury Securities - 0.77%*
Stripped United States Treasury Security	11/15/2020	3,729,000	$3,720,265	$3,728,627
Total Stripped United States Treasury Securities			3,720,265	3,728,627

Forward Agreements - 99.23%*
2017 Mandatory Exchangeable Trust Forward Agreements^			239,912,754	481,936,741
Total Forward Agreements			239,912,754	481,936,741

Total Investments - 100.00%*			$243,633,019	$485,665,368
Other assets and liabilities, net				4,225
TOTAL NET ASSETS - 100.00%*				$485,669,593

Footnotes
* Percentages are stated as a percent of net assets.
^ Restricted from sale.

2017 Mandatory Exchangeable Trust
Schedule of Investments, continued
September 30, 2020 (Unaudited)

The detail of outstanding Forward Agreements are as follows as of September 30, 2020
Description		Trust Shares Subject to Exchange	Fair Value
Forward Purchase Agreements with similar terms (with below noted counterparties) which are  linked to the fair value of the common stock of the New York Times Co. (NYT-Publishing Industry) in the 40 day observation period before the Settlement Date of December 1, 2020, subject to maximum and minimum exchange rates of 5.6338 and 4.6948 shares respectively.  All such agreements are non-income producing and involve the use of significant unobservable inputs in the determination of their fair value.

	Investora Carso, S.A de C.V. (cost $102,435,063)-Acquired 12/15/17	980,375	$205,771,555

	Control Empresarial de Capitales, S.A. de C.V. (cost $19,722,194)-Acquired 12/15/17	271,687	39,617,943

	Banco Inbursa, S.A. Institution de Banco Multiple, Grupo Financiiero Inbursa (cost $117,755,497)-Acquired 12/15/17	1,622,938	236,547,243
			$481,936,741

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Valuations that are based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.)

Level 3: Valuations based on significant unobservable inputs that are not corroborated by market data.

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Trust’s investments as of September 30, 2020:

		Fair Value Measurements at September 30, 2020 Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	September 30, 2020	(Level 1)	(Level 2)	(Level 3)
Other
U.S. Treasury Securities	$3,728,627	$3,728,627	$-	$-
Total Other	3,728,627	3,728,627	-	-
Derivative Instruments
Forward Agreements	481,936,741	-	-	481,936,741
Total Derivative Instruments	481,936,741	-	-	481,936,741
Total	$485,665,368	$3,728,627	$-	$481,936,741

During the period ended September 30, 2020, there were no transfers between Level 1, Level 2 and Level 3.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) for Investments for the period ended September 30, 2020
Fair Value Beginning Balance	$364,883,308
Net unrealized appreciation	117,053,433
Investments contributed in kind	-
Transfers Out of Level 3	-
Fair Value Ending Balance	$481,936,741

The change in unrealized gains/(losses) for Level 3 investments held at year end was $117,053,433.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2020.

Type of Asset	Fair Value as of September 30, 2020	Valuation Technique	Unobservable Input
Forward Agreements	$481,936,741	Income Approach Pricing Model Technique	Risk Free rate of return – 1.23%. Equity risk premium – 7.17%. Beta – 1.00 Size premium – 0.00%